Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020
Preferred Stock, Shares Authorized		1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares Authorized		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	164,656,688	161,595,511	147,477,358
Preferred Class A [Member]
Preferred Stock, Shares Authorized		10,000				10,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001
Preferred Stock, Shares Issued		10,000
Preferred Class B [Member]
Preferred Stock, Shares Authorized		200,000			200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001			$ 0.001
Preferred Stock, Shares Issued		21,000
Preferred Class C [Member]
Preferred Stock, Shares Authorized		200,000		200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001
Preferred Stock, Shares Issued		0